Trading Activities and Related Risks (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Total		$ 18,375,529	$ 27,977,927
% of Partners' Capital (Net Asset Value) (in percent)		54.75%	55.95%
United States
Schedule of Investments [Line Items]
Total	12,425,493	15,823,079	22,053,582
% of Partners' Capital (Net Asset Value) (in percent)	49.19%	47.15%	44.11%
Netherlands
Schedule of Investments [Line Items]
Total	354,139	708,392	1,279,797
% of Partners' Capital (Net Asset Value) (in percent)	1.40%	2.11%	2.56%
Japan
Schedule of Investments [Line Items]
Total	399,925	449,870	1,005,288
% of Partners' Capital (Net Asset Value) (in percent)	1.58%	1.34%	2.01%
Canada
Schedule of Investments [Line Items]
Total	200,490	302,572	1,078,648
% of Partners' Capital (Net Asset Value) (in percent)	0.79%	0.90%	2.16%
France
Schedule of Investments [Line Items]
Total	249,971	249,960	660,896
% of Partners' Capital (Net Asset Value) (in percent)	0.99%	0.74%	1.32%
United Kingdom
Schedule of Investments [Line Items]
Total		315,637	500,321
% of Partners' Capital (Net Asset Value) (in percent)		0.94%	1.00%
Denmark
Schedule of Investments [Line Items]
Total		225,905	222,058
% of Partners' Capital (Net Asset Value) (in percent)		0.67%	0.44%
British Virgin Islands
Schedule of Investments [Line Items]
Total	200,618	200,115
% of Partners' Capital (Net Asset Value) (in percent)	0.79%	0.60%
Singapore
Schedule of Investments [Line Items]
Total	149,973	99,999	249,982
% of Partners' Capital (Net Asset Value) (in percent)	0.59%	0.30%	0.50%
Multi-national
Schedule of Investments [Line Items]
Total			450,381
% of Partners' Capital (Net Asset Value) (in percent)			0.90%
Australia
Schedule of Investments [Line Items]
Total			226,942
% of Partners' Capital (Net Asset Value) (in percent)			0.45%
Germany
Schedule of Investments [Line Items]
Total			250,032
% of Partners' Capital (Net Asset Value) (in percent)			0.50%
Spain
Schedule of Investments [Line Items]
Total	154,698
% of Partners' Capital (Net Asset Value) (in percent)	0.61%
Mexico [Member]
Schedule of Investments [Line Items]
Total	201,598
% of Partners' Capital (Net Asset Value) (in percent)	0.80%
U.S. Treasury Securities
Schedule of Investments [Line Items]
Total	6,970,295	8,395,413	5,494,988
% of Partners' Capital (Net Asset Value) (in percent)	27.58%	25.02%	10.99%
U.S. Treasury Securities | United States
Schedule of Investments [Line Items]
Total	6,970,295	8,395,413	5,494,988
Commercial Paper [Member]
Schedule of Investments [Line Items]
Total	1,469,780	2,299,673	3,474,435
% of Partners' Capital (Net Asset Value) (in percent)	5.82%	6.85%	6.95%
Commercial Paper [Member] | United States
Schedule of Investments [Line Items]
Total	669,911	1,499,844	2,024,710
Commercial Paper [Member] | Japan
Schedule of Investments [Line Items]
Total	399,925	449,870	249,997
Commercial Paper [Member] | Canada
Schedule of Investments [Line Items]
Total			199,980
Commercial Paper [Member] | France
Schedule of Investments [Line Items]
Total	249,971	249,960	249,943
Commercial Paper [Member] | United Kingdom
Schedule of Investments [Line Items]
Total			249,898
Commercial Paper [Member] | Singapore
Schedule of Investments [Line Items]
Total	219,988	99,999	249,982
Commercial Paper [Member] | Multi-national
Schedule of Investments [Line Items]
Total			249,925
Corporate Notes [Member]
Schedule of Investments [Line Items]
Total	5,444,906	7,429,713	16,049,322
% of Partners' Capital (Net Asset Value) (in percent)	2.155%	22.14%	32.09%
Corporate Notes [Member] | United States
Schedule of Investments [Line Items]
Total	4,333,363	5,677,092	11,826,537
Corporate Notes [Member] | Netherlands
Schedule of Investments [Line Items]
Total	354,139	708,392	1,279,797
Corporate Notes [Member] | Japan
Schedule of Investments [Line Items]
Total			503,456
Corporate Notes [Member] | Canada
Schedule of Investments [Line Items]
Total	200,490	302,572	878,668
Corporate Notes [Member] | France
Schedule of Investments [Line Items]
Total			410,953
Corporate Notes [Member] | United Kingdom
Schedule of Investments [Line Items]
Total		315,637	250,423
Corporate Notes [Member] | Denmark
Schedule of Investments [Line Items]
Total		225,905	222,058
Corporate Notes [Member] | British Virgin Islands
Schedule of Investments [Line Items]
Total	200,618	200,115
Corporate Notes [Member] | Multi-national
Schedule of Investments [Line Items]
Total			200,456
Corporate Notes [Member] | Australia
Schedule of Investments [Line Items]
Total			226,942
Corporate Notes [Member] | Germany
Schedule of Investments [Line Items]
Total			250,032
Corporate Notes [Member] | Spain
Schedule of Investments [Line Items]
Total	154,698
Corporate Notes [Member] | Mexico [Member]
Schedule of Investments [Line Items]
Total	201,598
Certificates of Deposit
Schedule of Investments [Line Items]
Total		250,730	2,306,370
% of Partners' Capital (Net Asset Value) (in percent)		0.75%	4.61%
Certificates of Deposit | United States
Schedule of Investments [Line Items]
Total		250,730	2,054,535
Certificates of Deposit | Japan
Schedule of Investments [Line Items]
Total			251,835
Total Debt Securities and Certificates of Deposit
Schedule of Investments [Line Items]
Total	14,336,905	18,375,529
% of Partners' Capital (Net Asset Value) (in percent)	56.74%	54.75%
U.S. Government Sponsored Enterprise Notes
Schedule of Investments [Line Items]
Total			652,812
% of Partners' Capital (Net Asset Value) (in percent)			1.31%
U.S. Government Sponsored Enterprise Notes | United States
Schedule of Investments [Line Items]
Total			652,812
Asset-backed Securities [Member]
Schedule of Investments [Line Items]
Total	451,924
% of Partners' Capital (Net Asset Value) (in percent)	1.79%
Asset-backed Securities [Member] | United States
Schedule of Investments [Line Items]
Total	$ 451,924